Stock Based Compensation (Restricted Stock Rollforward) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Future compensation expense of non-vested restricted stock outstanding	$ 398	$ 271
Restricted Stock or Unit Expense	$ 55	$ 0	$ 0
Restricted Stock [Member]
Restricted stock outstanding, beginning balance	9,300	0
Restricted stock, granted	6,650	9,300
Restricted stock, vested	(1,860)	0
Restricted stock, forfeited	(280)	0
Restricted stock outstanding, ending balance	13,810	9,300	0
Restricted stock outstanding, weighted-average grant date fair value, beginning balance	$ 29.08
Restricted stock, granted, weighted-average grant date fair value	28.55	$ 29.08
Restricted stock, vested, weighted-average grant date fair value	29.08
Restricted stock, forfeited, weighted-average grant date fair value	29.08
Restricted stock outstanding, weighted-average grant date fair value, ending balance	$ 28.82	$ 29.08